U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549
                           FORM 24F-2
                Annual Notice of Securities Sold Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form. Please print or type.
     1. Name and address of issuer: Prudential Tax-Free Money Fund, Inc., One Seaport Plaza, New York, New York 10292.

     2.   Name of each series or class of funds for which this notice is filed:

     3.   Investment Company Act File Number: 811-2927.
          Securities Act File Number: 2-64625.

   4. Last day of fiscal year for which this notice is filed: December 31, 1995.

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of  the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]
      6.    Date of termination of issuer's declaration under rule  24f-2(a)(1),
if        applicable     (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 24,452,907/$24,452,907

      8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 131,603,617/$131,603,617

   9. Number and aggregate sale price of securities sold during the fiscal year:
          1,404,299,237/$1,404,299,237

   10.  Number and aggregate sale price of securities sold during  the fiscal
year    in     reliance   upon   registration   pursuant    to    rule    24f-2:
1,404,299,237/$1,404,299,237



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 14,035,315/$14,035,315

12.  Calculation of registration fee:

     (i)       Aggregate sale price of securities
                    sold during the fiscal year in
                    reliance on rule 24f-2 (from item 10):     $1,404,299,237

          (ii)      Aggregate price of shares issued in
            connection  with  dividend  reinvestment       +      14,035,315
plans (from item 11, if applicable):

     (iii)     Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                       (if    applicable):   (1,524,960,795)

          (iv)      Aggregate price of shares redeemed or
                    repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): -0-

           (v)      Net aggregate price of securities
                    sold and issued during the fiscal
                    year in reliance of rule 24f-2
                    [line (i), plus line (ii), less line
          (iii), plus line (iv)]
          (if applicable):                           (    106,626,243)

          (vi)      Multiplier prescribed by section
                    6(b) of the Securities Act of 1933
                    or other applicable law or regulation
                       (see   instruction   C.6):          X 1/2900

         (vii)       Fee due [line (i) or line (v)
                    multiplied by line (vi)]:                  $   -0-


Instructions: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's
fiscal year.   See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                         [ ]

  Date of mailing or wire transfer of filing fees to the  Commission's lockbox depository:
                                        SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                                /s/   S.   Jane   Rose
By   S. Jane Rose,Secretary
     Date: February 26, 1996



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